Financial Instruments - Bank Credit Limit (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instrument [Abstract]
Amount used	$ 401,500	$ 335,983
Undrawn borrowing facilities	126,667	222,225
Notional amount	$ 528,167	$ 558,208